Vanguard International Dividend Growth Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investor Prospectus [Member] | Vanguard International Dividend Growth Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	18.77%	(3.03%)